Note 20 - Other Non Current Liabilities (Detail) - Other Non-Current Liabilities Repayment Schedule (USD $) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tranche A [Member]
2013					$ 600
2014				800
2015			800
2016		800
2017	1,500
	4,500
Tranche B [Member]
2017	806
	$ 806